SCHEDULE OF FAIR VALUE OF WARRANTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrant Liability
Balance, warrants	$ 7,743	$ 3,075
Expiration of warrants	(816)
Issuance of warrants		1,027
Warrants exercise	(5,592)	(450)
Revaluation, warrants	2,218	4,384
Effect of changes in foreign exchange rates, warrants	(2,977)	(293)
Balance, warrants	$ 576	$ 7,743